Commitments and Contingencies - Additional Information (Detail) $ in Thousands		1 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2021 USD ($) ft²	Dec. 31, 2019 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2019 USD ($)
Commitment And Contingencies [Line Items]
Research and development expenses				$ 31,729	$ 35,814
Executive insurance reserve				5,000
License Agreement With The University Of Colorado [Member]
Commitment And Contingencies [Line Items]
Development and sales milestone payment payable				$ 2,200
Percentage of sublicense fees				15.00%
Period of obligation to pay royalties				20 years
Research and development expenses				$ 0	50
License Agreement With Bristol Mayers Equib Company [Member]
Commitment And Contingencies [Line Items]
Percentage of sublicense fees			60.00%
Period of obligation to pay royalties			12 years
Upfront payment made			$ 8,000
Commercial milestone payment payable			$ 215,000			$ 215,000
Royalty as a percentage of sales			10.00%
In process research and development expense recognized						14,600
License Agreement With Bristol Mayers Equib Company [Member] | Cash Consideration [Member]
Commitment And Contingencies [Line Items]
In process research and development expense recognized						8,000
License Agreement With Bristol Mayers Equib Company [Member] | Temporary Equity [Member]
Commitment And Contingencies [Line Items]
In process research and development expense recognized						6,600
License Agreement With Bristol Mayers Equib Company [Member] | Maximum [Member] | Tranche One [Member]
Commitment And Contingencies [Line Items]
Development and sales milestone payment payable			$ 49,000			49,000
License Agreement With Bristol Mayers Equib Company [Member] | Maximum [Member] | Tranche Two [Member]
Commitment And Contingencies [Line Items]
Development and sales milestone payment payable							$ 49,000
License Agreement With Bristol Mayers Equib Company [Member] | Maximum [Member] | Tranche Three [Member]
Commitment And Contingencies [Line Items]
Development and sales milestone payment payable							49,000
License Agreement With Bristol Mayers Equib Company [Member] | Minimum [Member] | Tranche One [Member]
Commitment And Contingencies [Line Items]
Development and sales milestone payment payable			$ 32,000			$ 32,000
License Agreement With Bristol Mayers Equib Company [Member] | Minimum [Member] | Tranche Two [Member]
Commitment And Contingencies [Line Items]
Development and sales milestone payment payable							32,000
License Agreement With Bristol Mayers Equib Company [Member] | Minimum [Member] | Tranche Three [Member]
Commitment And Contingencies [Line Items]
Development and sales milestone payment payable							$ 32,000
License Agreement With Bristol Mayers Equib Company [Member] | Series A Redeemable Preferred Stock [Member]
Commitment And Contingencies [Line Items]
Stock issued during period shares purchase of assets | shares			6,628,788
Waltham Massauchets [Member]
Commitment And Contingencies [Line Items]
Office space leased | ft²	15,000	15,000
Operating lease expiration year and month	2031-12
Lessee, operating lease, lease not yet commenced, renewal term	5 years	5 years
Sublease aggregate base rent obligation	$ 970	$ 970
Percentage increase in initial annual base rent per square foot.		3.00%
Annual Rent Operating lease Aggregate After Increase		$ 11,100
Security deposit					647
Operating lease weighted average remaining lease term				8 years
Operating lease weighted average discount rate				7.50%
Waltham Massauchets [Member] | Restricted Cash And Cash Equivalents Non Current [Member]
Commitment And Contingencies [Line Items]
Lessee tenant improvement allowance					$ 400